Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000183992
Average Annual Return [Line Items]
Average Annual Return, Percent	12.31%	3.81%	3.79%
Without Sales Load [Member] | C000183993
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%	3.63%		4.11%
Without Sales Load [Member] | C000183994
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	3.96%		4.41%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	4.02%	4.01%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	4.02%		4.20%
ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	4.02%		4.20%